Share Based Payments - Schedule of Options Granted (Details) - Options [member]	12 Months Ended
	Jun. 30, 2025 Options $ / shares	Jun. 30, 2024 Options $ / shares	Jun. 30, 2023 Options $ / shares
Share Based Payments [Line Items]
Number of Options, Beginning of the year | Options	381,542,720	170,042,720	184,692,720
Weighted Average Exercise Price, Beginning of the year (in Dollars per share) | $ / shares	$ 0.022	$ 0.047	$ 0.05
Number of Options, Issued during the year | Options		217,000,000
Weighted Average Exercise Price, Issued during the year (in Dollars per share) | $ / shares		$ 0.004
Number of Options, Exercised during the year | Options	(6,333,333)
Weighted Average Exercise Price, Exercised during the year (in Dollars per share) | $ / shares	$ 0.004
Number of Options, Expired during the year | Options	(12,000,000)		(13,150,000)
Weighted Average Exercise Price, Expired during the year (in Dollars per share) | $ / shares	$ 0.07		$ 0.11
Number of Options, Forfeited during the year | Options	(4,650,000)	(5,500,000)	(1,500,000)
Weighted Average Exercise Price, Forfeited during the year (in Dollars per share) | $ / shares	$ 0.036	$ 0.036	$ 0.02
Number of Options, Outstanding at year end | Options	358,559,387	381,542,720	170,042,720
Weighted Average Exercise Price, Outstanding at year end (in Dollars per share) | $ / shares	$ 0.021	$ 0.022	$ 0.047
Number of Options, Vested and Exercisable at year end | Options	275,689,612	195,708,100	87,280,755
Weighted Average Exercise Price, Vested and Exercisable at year end (in Dollars per share) | $ / shares	$ 0.024	$ 0.033	$ 0.06